Retirement And Pension Plans (Schedule Of Funded Status And The Amounts Recognized In The Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Retirement And Pension Plans [Abstract]
Benefit obligations	¥ 180,868	¥ 165,637	¥ 168,974
Fair value of plan assets	138,986	130,437
Amounts recognized in the consolidated balance sheets-net	(41,882)	(35,200)
Accrued retirement and pension costs	(41,882)	(35,285)
Prepaid expenses for benefit plans, included in other assets		85
Amounts recognized in the consolidated balance sheets-net	¥ (41,882)	¥ (35,200)